Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventory
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Finished goods and work in in progress	336,501	114,694	42,970
Goods in transit	28,084	—	—

Inventory	364,585	114,694	42,970
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Gross inventory	369,532	118,203	43,969
Inventory provision	(4,947)	(3,509)	(999)

Inventory	364,585	114,694	42,970

Schedule of sensitivity of the inventory provision
	Change in expected selling price estimate	Change in inventory provision 2021	Change in inventory provision 2020
	%	£’000	£’000
Inventory provision	+2	1,417	882
Inventory provision	−2	(1,904)	(1,132)